Employee Benefit Plans - Summary of Major Categories of Plan Assets for Funded Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Equities	$ 521	$ 523
Bonds	1,262	1,225
Derivatives	(1)	(1)
Cash and cash equivalents	279	237
Other	121	99
Total	2,270	2,174
Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	502	566
Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	462	365
Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	298	294
Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	88	91
Quoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	3	1
Bonds	0	0
Derivatives	(2)	(2)
Cash and cash equivalents	39	40
Other	6	5
Total	46	44
Quoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	0	0
Quoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	0	0
Unquoted Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Equities	518	522
Bonds	1,262	1,225
Derivatives	1	1
Cash and cash equivalents	240	197
Other	115	94
Total	2,224	2,130
Unquoted Plan Assets [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	502	566
Unquoted Plan Assets [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	462	365
Unquoted Plan Assets [Member] | Other Fixed Income [Member]
Disclosure of fair value of plan assets [Line Items]
Bonds	298	294
Unquoted Plan Assets [Member] | Multi-Asset [Member]
Disclosure of fair value of plan assets [Line Items]
Multi-asset	$ 88	$ 91